INTEREST EXPENSE, NET (Details)	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Interest expense	¥ 581,367,937		¥ 513,492,358
Less: Interest Capitalization	(20,682,443)		(33,129,477)
Less: Interest income	(216,612,495)		(173,132,252)
Amortisation of bond issuance costs	0		525,000
Total	¥ 344,072,999	$ 50,676,476	¥ 307,755,629